STATEMENTS OF CHANGES STOCKHOLDERS' DEFICIT - USD ($)		Total	Additional Paid-in Capital [Member]	Accumulated Deficit	Class A Common Stock Not Subject to Redemption	Class A Common Stock Not Subject to Redemption Common Stock [Member]	Common Class B [Member] Common Stock [Member]
Balance at the beginning at Dec. 31, 2020	[1],[2]			$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to sponsor	[1],[2]	$ 25,000	$ 24,281				$ 719
Issuance of Class B common stock to sponsor (in shares)	[1],[2]						7,187,500
Remeasurement of Class A common stock to redemption value		(19,980,528)	(12,796,508)	(7,184,020)
Issuance of Class A common stock to investor , net of offering costs		11,334,840	11,334,727			$ 113
Issuance of Class A common stock to investor , net of offering costs (in shares)						1,133,484
Issuance of Class A common stock to representative			1,437,500	(1,437,514)		$ 14
Issuance of Class A common stock to representative (in shares)					1,277,234	143,750
Net income (loss)		(1,951,280)		(1,951,280)
Balance at the end at Dec. 31, 2021		(10,571,968)	0	(10,572,814)		$ 127	$ 719
Balance at the end (in shares) at Dec. 31, 2021						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(3,160,911)		(3,160,911)
Balance at the end at Mar. 31, 2022		(13,732,879)	0	(13,733,725)		$ 127	$ 719
Balance at the end (in shares) at Mar. 31, 2022						1,277,234	7,187,500
Balance at the beginning at Dec. 31, 2021		(10,571,968)	0	(10,572,814)		$ 127	$ 719
Balance at the beginning (in shares) at Dec. 31, 2021						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(6,277,860)
Balance at the end at Jun. 30, 2022		(16,948,839)	0	(16,949,685)		$ 127	$ 719
Balance at the end (in shares) at Jun. 30, 2022						1,277,234	7,187,500
Balance at the beginning at Dec. 31, 2021		(10,571,968)	0	(10,572,814)		$ 127	$ 719
Balance at the beginning (in shares) at Dec. 31, 2021						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(10,096,571)
Balance at the end at Sep. 30, 2022		(24,595,862)	0	(24,596,708)		$ 127	$ 719
Balance at the end (in shares) at Sep. 30, 2022						1,277,234	7,187,500
Balance at the beginning at Dec. 31, 2021		(10,571,968)	0	(10,572,814)		$ 127	$ 719
Balance at the beginning (in shares) at Dec. 31, 2021						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A common stock to redemption value		(5,760,092)		(5,760,092)
Net income (loss)		(15,642,548)		(15,642,548)
Balance at the end at Dec. 31, 2022		(31,974,608)	0	(31,975,454)		$ 127	$ 719
Balance at the end (in shares) at Dec. 31, 2022						1,277,234	7,187,500
Balance at the beginning at Mar. 31, 2022		(13,732,879)	0	(13,733,725)		$ 127	$ 719
Balance at the beginning (in shares) at Mar. 31, 2022						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A common stock to redemption value		(99,011)		(99,011)
Net income (loss)		(3,116,949)		(3,116,949)
Balance at the end at Jun. 30, 2022		(16,948,839)	0	(16,949,685)		$ 127	$ 719
Balance at the end (in shares) at Jun. 30, 2022						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A common stock to redemption value		(3,828,312)		(3,828,312)
Net income (loss)		(3,818,711)		(3,818,711)
Balance at the end at Sep. 30, 2022		(24,595,862)	0	(24,596,708)		$ 127	$ 719
Balance at the end (in shares) at Sep. 30, 2022						1,277,234	7,187,500
Balance at the end at Dec. 31, 2022		(31,974,608)	0	(31,975,454)		$ 127	$ 719
Balance at the end (in shares) at Dec. 31, 2022						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A common stock to redemption value		(2,170,865)		(2,170,865)
Net income (loss)		1,279,786		1,279,786
Balance at the end at Mar. 31, 2023		(32,865,687)	0	(32,866,533)		$ 127	$ 719
Balance at the end (in shares) at Mar. 31, 2023						1,277,234	7,187,500
Balance at the beginning at Dec. 31, 2022		(31,974,608)	0	(31,975,454)		$ 127	$ 719
Balance at the beginning (in shares) at Dec. 31, 2022						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(20,006,348)
Balance at the end at Sep. 30, 2023		(59,465,710)	0	(59,466,556)		$ 127	$ 719
Balance at the end (in shares) at Sep. 30, 2023						1,277,234	7,187,500
Balance at the beginning at Mar. 31, 2023		(32,865,687)	0	(32,866,533)		$ 127	$ 719
Balance at the beginning (in shares) at Mar. 31, 2023						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Fair value of Private Placement Units issued for legal services		414,000		414,000
Remeasurement of Class A common stock to redemption value		(2,664,291)		(2,664,291)
Net income (loss)		(9,093,767)		(9,093,767)
Balance at the end at Jun. 30, 2023		(44,209,745)	0	(44,210,591)		$ 127	$ 719
Balance at the end (in shares) at Jun. 30, 2023						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A common stock to redemption value		(2,649,598)		(2,649,598)
Net income (loss)		(12,192,367)		(12,192,367)
Balance at the end at Sep. 30, 2023		(59,465,710)	$ 0	(59,466,556)		$ 127	$ 719
Balance at the end (in shares) at Sep. 30, 2023						1,277,234	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to fair value of Private Placement Units issued for legal services		$ (414,000)		$ (414,000)

[1]	On September 2, 2021, the Sponsor surrendered an aggregate of 1,437,500 shares of Class B common stock for no consideration, resulting in an aggregate of 7,187,500 shares of Class B common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender of these shares (see Note 8).
[2]	The shares and the associated amounts have been retroactively restated to reflect the three-for-one stock split on July 1, 2021.